GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
Total General and Administrative Expenses	$ 33,568,436	$ 60,318,947	$ 65,252,040		$ 114,413,896	$ 200,273,872	$ 239,344,688
General And Administrative Expenses [Member]
Salaries and Benefits	9,601,502	23,614,626		$ 19,642,206	44,515,961
Professional Fees	3,602,429	5,142,056		7,201,764	10,427,325
Rent	8,977,156	9,274,734		17,584,889	16,409,249
Licenses, Fees and Taxes	1,713,267	5,857,171		4,964,145	8,179,070
Other General and Administrative Expenses	9,674,082	16,430,360		15,859,036	34,882,291
Total General and Administrative Expenses	$ 33,568,436	$ 60,318,947		$ 65,252,040	$ 114,413,896